Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Company's Long-Term Debt
[a]	The Company’s long-term debt, net of unamortized issuance costs, is substantially uncollateralized and consists of the following:

	2024	2023

Senior Notes [i]
$650 million due October 2025 at 4.150%	$649	$648
$300 million due March 2026 at 5.980%	299	298
€600 million due September 2027 at 1.500%	620	662
$400 million due March 2029 at 5.050%	397	—
Cdn$450 million due May 2029 at 4.800%	311	—
$750 million due June 2030 at 2.450%	746	745
Cdn$350 million due January 2031 at 4.950%	242	263
€550 million due March 2032 at 4.375%	566	604
$500 million due March 2033 at 5.500%	496	495
$750 million due June 2024 at 3.625%	—	750
Bank term debt at a weighted average interest rate of 5.06% [2023 – 5.99%], denominated primarily in USD and Chinese Renminbi	506	510
Government loans at a weighted average interest rate of 0.00% [2023 – 0.12%], denominated primarily in Canadian dollar	6	8
Other	4	11
	4,842	4,994
Less due within one year	708	819
	$4,134	$4,175
[i] The Senior Notes are unsecured obligations and do not include any financial covenants. The Company may redeem the notes in whole or in part at any time, and from time to time, at specified redemption prices determined in accordance with the terms of the indenture governing the Senior Notes.

Schedule of Future Principal Repayments on Long-Term Debt
[b]	Future principal repayments on long-term debt are estimated to be as follows:

2025	$709
2026	408
2027	652
2028	305
2029	716
Thereafter	2,072
$4,862

Interest Expense, Net
[e]	Interest expense, net includes:

	2024	2023

Interest expense
Current	$127	$80
Long-term	182	162
	309	242
Interest income	(98)	(86)
Interest expense, net	$211	$156

Schedule of Senior Notes Issued During Quarter of 2023 With Maturity Date
[c]	During 2024, the Company issued the following Senior Notes:

	Settlement Date	Maturity Date

Cdn$450 million at 4.800%	May 30, 2024	May 30, 2029
$400 million at 5.050%	March 14, 2024	March 14, 2029